AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 92.2%
Australia — 5.7%
ANZ Group Holdings Ltd.	155,137	$3,900,958
APA Group, UTS	181,302	1,248,937
Aristocrat Leisure Ltd.	39,566	1,257,616
BHP Group Ltd.	227,327	8,225,264
Brambles Ltd.	46,794	734,398
Charter Hall Group, REIT	56,023	730,009
Commonwealth Bank of Australia	59,343	6,949,470
Computershare Ltd.	50,033	986,774
CSL Ltd.	31,429	3,086,924
Evolution Mining Ltd.	370,651	3,337,605
Fortescue Ltd.	217,992	3,115,019
Glencore PLC*	946,892	7,171,640
Lottery Corp. Ltd. (The)	115,491	431,307
Medibank Private Ltd.	656,541	1,986,551
Mirvac Group, REIT	1,200,265	1,483,003
OceanaGold Corp.	32,822	1,034,845
Pantoro Gold Ltd.*	93,650	218,544
Perseus Mining Ltd.	62,624	229,438
Qantas Airways Ltd.	550,754	3,235,267
QBE Insurance Group Ltd.	613,469	9,052,815
Rio Tinto Ltd.	33,114	3,762,201
Rio Tinto PLC	159,553	14,802,325
Scentre Group, REIT	871,968	2,011,916
Stockland, REIT	348,564	1,046,329
Telstra Group Ltd.	2,101,419	7,757,618
Vicinity Ltd., REIT	981,462	1,601,148
Westpac Banking Corp.	9,860	272,484
Woodside Energy Group Ltd.	34,456	817,900
Woolworths Group Ltd.	12,750	321,966
		90,810,271
Austria — 0.2%
Erste Group Bank AG	23,503	2,538,918
Belgium — 0.7%
Ageas SA/NV	2,941	216,496
Anheuser-Busch InBev SA/NV	54,560	3,774,793
KBC Group NV	22,597	2,765,692
Lotus Bakeries NV	22	248,397
UCB SA	12,450	3,751,144
		10,756,522
Brazil — 1.1%
Ambev SA	831,100	2,446,842
Axia Energia	48,400	546,805
Embraer SA, ADR	49,574	2,941,721
MercadoLibre, Inc.*	368	636,279
NU Holdings Ltd. (Class A Stock)*	162,880	2,340,586
Rede D’Or Sao Luiz SA, 144A	66,842	502,233
Vale SA	135,500	2,157,337
XP, Inc. (Class A Stock)	27,205	517,983
Yara International ASA	85,712	5,010,246
		17,100,032
Canada — 1.6%
Agnico Eagle Mines Ltd.	6,684	1,356,740
Aritzia, Inc.*	8,622	703,594
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Brookfield Corp.	56,066	$2,271,900
Cenovus Energy, Inc.	347,522	9,223,285
CGI, Inc.	5,622	411,011
Colliers International Group, Inc.	3,997	427,341
Constellation Software, Inc.	321	563,496
Dollarama, Inc.	18,431	2,262,041
Finning International, Inc.	31,525	1,950,738
Kinross Gold Corp.	82,281	2,515,571
Manulife Financial Corp.	41,024	1,413,177
Shopify, Inc. (Class A Stock)*	15,388	1,825,324
Toronto-Dominion Bank (The)	6,174	576,613
Transcontinental, Inc. (Class A Stock)	29,923	112,284
		25,613,115
China — 1.6%
Alibaba Group Holding Ltd.	48,200	755,510
Anhui Conch Cement Co. Ltd. (Class H Stock)	239,000	650,520
BOC Hong Kong Holdings Ltd.	318,500	1,757,167
China Construction Bank Corp. (Class H Stock)	2,283,000	2,463,846
China Merchants Bank Co. Ltd. (Class H Stock)	138,500	880,060
Chow Tai Fook Jewellery Group Ltd.	228,400	321,035
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	132,200	507,797
Kanzhun Ltd., ADR	49,727	665,845
Lenovo Group Ltd.	1,408,000	1,693,419
NetEase, Inc., ADR	11,011	1,232,571
PDD Holdings, Inc., ADR*	10,141	1,036,207
PetroChina Co. Ltd. (Class H Stock)	1,548,000	2,123,642
Prosus NV*	34,143	1,580,670
SITC International Holdings Co. Ltd.	517,000	2,263,696
Tencent Holdings Ltd.	78,964	4,980,447
Tencent Music Entertainment Group, ADR	58,089	539,066
Vipshop Holdings Ltd., ADR	28,222	443,650
Yangzijiang Shipbuilding Holdings Ltd.	262,500	779,728
		24,674,876
Czech Republic — 0.0%
CSG NV*	26,899	725,669
Denmark — 0.8%
Carlsberg A/S (Class B Stock)	31,908	3,983,668
Danske Bank A/S	19,008	936,763
Genmab A/S*	1,225	329,919
ISS A/S	20,110	732,482
Novo Nordisk A/S (Class B Stock)	68,607	2,510,639
Novonesis Novozymes B	35,711	2,121,633
Pandora A/S	10,669	762,555
Vestas Wind Systems A/S	20,497	618,414
		11,996,073
Finland — 1.0%
Metso OYJ	103,178	1,788,105
Nordea Bank Abp	429,108	7,388,881
Orion OYJ (Class B Stock)	26,173	2,115,472
A1

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Sampo OYJ (Class A Stock)	74,313	$794,429
Wartsila OYJ Abp	116,151	4,326,392
		16,413,279
France — 8.6%
Air Liquide SA	23,752	4,909,503
Airbus SE	23,626	4,467,038
Alstom SA*	181,128	5,179,940
Amundi SA, 144A	27,284	2,344,727
AXA SA	266,458	12,244,161
BNP Paribas SA	185,800	17,699,981
Capgemini SE	41,067	4,845,843
Carrefour SA	6,984	129,315
Christian Dior SE	939	490,547
Cie de Saint-Gobain SA	55,840	4,623,241
Cie Generale des Etablissements Michelin SCA	39,419	1,350,452
Covivio SA, REIT	16,419	981,256
Credit Agricole SA	128,514	2,398,630
Eiffage SA	14,171	2,173,373
Engie SA	452,192	14,572,998
EssilorLuxottica SA	3,937	917,420
Gecina SA, REIT	1,960	154,647
Hermes International SCA	783	1,483,277
Ipsen SA	7,175	1,340,890
Kering SA	5,051	1,533,805
Klepierre SA, REIT	26,798	1,006,055
Legrand SA	41,103	6,385,541
L’Oreal SA	5,254	2,145,158
LVMH Moet Hennessy Louis Vuitton SE	3,433	1,876,648
Publicis Groupe SA	15,144	1,253,462
Safran SA	49,658	16,249,553
Societe Generale SA	52,239	3,814,330
Sodexo SA	9,974	511,986
Teleperformance SE	18,214	1,070,307
Thales SA	10,530	3,087,872
TotalEnergies SE	139,663	12,817,451
Unibail-Rodamco-Westfield, REIT	11,346	1,251,754
Vinci SA	2,711	406,919
		135,718,080
Georgia — 0.0%
Lion Finance Group PLC	2,782	345,301
Germany — 7.8%
Allianz SE	15,152	6,398,972
Bayer AG	88,379	4,090,024
Bayerische Motoren Werke AG	18,454	1,707,119
Continental AG	19,585	1,367,173
Deutsche Bank AG	118,282	3,520,083
Deutsche Lufthansa AG	71,813	611,544
Deutsche Post AG	97,182	5,122,165
Deutsche Telekom AG	468,440	17,483,711
E.ON SE	373,674	8,184,009
Fresenius Medical Care AG	93,506	4,237,462
Fresenius SE & Co. KGaA	38,110	1,977,748
Friedrich Vorwerk Group SE	5,348	442,498
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
GEA Group AG	36,038	$2,584,563
Henkel AG & Co. KGaA	3,087	221,740
HOCHTIEF AG	9,034	4,109,309
Infineon Technologies AG	70,786	3,211,287
LANXESS AG	61,364	1,356,700
LEG Immobilien SE	28,710	1,875,388
Mercedes-Benz Group AG	86,216	5,299,085
MTU Aero Engines AG	1,876	684,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,129	10,186,130
Nordex SE*	3,211	174,012
Rheinmetall AG	1,414	2,385,116
RWE AG	78,951	5,311,732
SAP SE	12,921	2,202,806
Scout24 SE, 144A	14,510	1,119,568
Siemens AG	52,285	12,738,408
Siemens Energy AG	60,026	10,351,458
Talanx AG	8,414	1,044,069
Vonovia SE	119,276	2,983,383
		122,981,662
Greece — 0.3%
Hellenic Telecommunications Organization SA	34,745	655,411
National Bank of Greece SA	288,561	4,457,657
		5,113,068
Hong Kong — 1.7%
AIA Group Ltd.	1,062,624	11,807,164
CLP Holdings Ltd.	148,000	1,393,403
Futu Holdings Ltd., ADR*	8,800	1,203,488
Hong Kong Exchanges & Clearing Ltd.	35,000	1,765,680
Prudential PLC	233,307	3,243,694
Techtronic Industries Co. Ltd.	83,000	1,102,260
WH Group Ltd., 144A	4,467,029	5,871,628
		26,387,317
Hungary — 0.0%
Richter Gedeon Nyrt	15,955	568,024
India — 0.3%
Infosys Ltd.	77,918	1,050,946
Mahindra & Mahindra Ltd.	24,357	763,995
Maruti Suzuki India Ltd.	3,005	394,136
Tata Consultancy Services Ltd.	63,796	1,606,425
UPL Ltd.	117,629	713,531
		4,529,033
Indonesia — 0.1%
Astra International Tbk PT	3,180,700	1,174,199
Telkom Indonesia Persero Tbk PT	5,266,800	952,248
		2,126,447
Ireland — 1.0%
AerCap Holdings NV	26,800	3,676,424
AIB Group PLC	792,853	8,463,796
Cairn Homes PLC	935,703	2,300,953

A2

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Ireland (cont’d.)
Kingspan Group PLC	21,553	$1,842,995
		16,284,168
Israel — 0.6%
Bank Hapoalim BM	99,211	2,329,970
Check Point Software Technologies Ltd.*(a)	25,449	3,635,390
Elbit Systems Ltd. (TASE)(a)	518	436,732
Elbit Systems Ltd. (XNGS)	1,741	1,478,266
Nice Ltd.*	11,723	1,294,320
Nova Ltd.*	625	276,005
Wix.com Ltd.*	5,555	500,339
		9,951,022
Italy — 2.8%
Banca Mediolanum SpA	7,715	156,315
BPER Banca SpA	183,851	2,409,408
Brunello Cucinelli SpA	20,775	1,815,614
Coca-Cola HBC AG*	5,550	312,627
De’ Longhi SpA	4,912	172,633
Enel SpA	1,144,041	12,507,606
Eni SpA	212,172	6,032,854
Ferrari NV	5,615	1,905,192
Intesa Sanpaolo SpA	43,323	262,012
Moncler SpA	24,715	1,488,055
Ryanair Holdings PLC, ADR(a)	67,491	3,900,980
Snam SpA	120,839	915,408
UniCredit SpA	147,174	10,558,823
Unipol Assicurazioni SpA	85,226	1,979,815
		44,417,342
Japan — 18.2%
Advantest Corp.	71,683	9,892,732
AGC, Inc.	12,900	457,015
Aisin Corp.	24,700	347,976
Ajinomoto Co., Inc.	126,400	3,573,484
Asahi Group Holdings Ltd.	356,500	3,559,521
Asahi Intecc Co. Ltd.	10,200	217,811
Asics Corp.	289,500	7,783,241
Astellas Pharma, Inc.	416,600	6,791,337
BuySell Technologies Co. Ltd.	11,400	224,291
Chiba Bank Ltd. (The)	9,900	128,151
Chubu Electric Power Co., Inc.	41,100	677,612
Dai Nippon Printing Co. Ltd.	130,300	2,374,065
Daifuku Co. Ltd.	8,700	307,189
Daito Trust Construction Co. Ltd.	71,200	1,668,514
Daiwa House Industry Co. Ltd.	15,600	489,418
Daiwa Securities Group, Inc.	33,200	314,583
DTS Corp.	18,000	118,293
ENEOS Holdings, Inc.	603,700	5,439,419
Fast Retailing Co. Ltd.	5,200	2,054,553
Food & Life Cos. Ltd.	22,000	1,312,471
Fujikura Ltd.	102,600	2,821,709
Furukawa Electric Co. Ltd.	8,900	1,708,624
Hitachi Ltd.	256,300	7,518,686
Honda Motor Co. Ltd.	426,300	3,450,290
Hoya Corp.	83,294	14,439,884
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Hulic Co. Ltd.	108,400	$1,263,572
Idemitsu Kosan Co. Ltd.	157,000	1,541,350
IHI Corp.	77,800	1,605,248
Inpex Corp.	24,200	715,824
Isuzu Motors Ltd.	265,600	3,824,844
ITOCHU Corp.	571,600	7,271,033
Japan Airlines Co. Ltd.	42,500	693,872
Japan Exchange Group, Inc.	109,000	1,272,900
Japan Post Bank Co. Ltd.	22,400	365,349
JFE Holdings, Inc.	17,700	207,219
JGC Holdings Corp.	125,300	1,842,918
JX Advanced Metals Corp.	110,000	2,438,019
Kansai Electric Power Co., Inc. (The)	49,200	818,003
Kao Corp.	70,100	2,739,441
KDDI Corp.	252,200	4,294,141
Kioxia Holdings Corp.*	20,200	2,638,122
Kirin Holdings Co. Ltd.	181,700	2,890,154
Kubota Corp.	259,500	4,158,536
Kyocera Corp.	161,600	2,477,901
LY Corp.	790,200	1,905,278
Mabuchi Motor Co. Ltd.	12,000	120,892
Makita Corp.	11,500	377,963
MatsukiyoCocokara & Co.	135,200	2,151,887
MINEBEA MITSUMI, Inc.	114,000	1,892,980
Mitsubishi Chemical Group Corp.	228,900	1,338,179
Mitsubishi Corp.	229,000	7,856,067
Mitsubishi Electric Corp.	231,300	7,565,151
Mitsubishi Heavy Industries Ltd.	157,600	4,330,322
Mitsubishi Materials Corp.	9,300	293,068
Mitsubishi UFJ Financial Group, Inc.	1,145,427	19,396,586
Mitsui & Co. Ltd.	59,100	2,284,373
Mitsui Fudosan Co. Ltd.	282,100	3,007,310
Mitsui Kinzoku Co. Ltd.	1,600	303,496
Mizuho Financial Group, Inc.	31,400	1,271,190
MS&AD Insurance Group Holdings, Inc.	99,000	2,583,462
Murata Manufacturing Co. Ltd.	29,400	659,655
NEC Corp.	118,600	2,951,135
Nexon Co. Ltd.	28,500	536,846
Nintendo Co. Ltd.	77,909	4,447,485
Nippon Yusen KK	42,900	1,575,922
Nitto Denko Corp.	18,500	370,078
Nomura Holdings, Inc.	256,800	2,022,053
Nomura Research Institute Ltd.	5,600	153,259
NSK Ltd.	214,700	1,521,473
NTN Corp.	154,500	320,221
Obayashi Corp.	127,700	3,092,954
Obic Co. Ltd.	21,600	524,263
ORIX Corp.	159,000	4,717,746
Osaka Gas Co. Ltd.	65,300	2,644,945
Otsuka Corp.	68,200	1,305,669
Pan Pacific International Holdings Corp.	169,900	1,036,433
Panasonic Holdings Corp.	148,500	2,490,547
Recruit Holdings Co. Ltd.	29,500	1,285,314
Renesas Electronics Corp.	21,600	308,820
Resona Holdings, Inc.	317,900	3,626,523
Sankyo Co. Ltd.	84,200	1,041,517

A3

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Sankyu, Inc.	15,900	$888,844
Shimizu Corp.	7,200	129,176
Shionogi & Co. Ltd.	16,500	364,996
Shiseido Co. Ltd.	94,500	1,930,657
SKY Perfect JSAT Corp.	19,600	371,650
SMC Corp.	2,600	1,022,576
SoftBank Group Corp.	71,179	1,733,191
Sojitz Corp.	35,400	1,401,730
Sompo Holdings, Inc.	76,500	2,978,011
Sony Group Corp.	528,650	11,018,513
Sugi Holdings Co. Ltd.	29,600	651,795
Sumitomo Corp.	36,700	1,373,280
Sumitomo Electric Industries Ltd.	81,300	4,619,473
Sumitomo Mitsui Financial Group, Inc.	302,600	9,949,586
Sumitomo Realty & Development Co. Ltd.	55,400	1,572,020
Suzuki Motor Corp.	241,800	2,947,234
Taisei Corp.	1,200	124,322
Taiyo Holdings Co. Ltd.	4,000	127,766
Takeda Pharmaceutical Co. Ltd.	24,000	883,870
Tekscend Photomask Corp.(a)	27,000	520,261
TIS, Inc.	41,300	883,053
Tokio Marine Holdings, Inc.	79,493	3,731,479
Tokyo Electron Ltd.	21,500	5,341,696
Tokyo Gas Co. Ltd.	32,400	1,525,913
Tokyu Construction Co. Ltd.	19,500	175,484
TOPPAN Holdings, Inc.	42,800	1,128,837
Toyoda Gosei Co. Ltd.	10,800	283,096
Toyota Motor Corp.	455,300	9,464,480
Toyota Tsusho Corp.	87,400	3,387,342
Yamaha Corp.	84,100	595,392
Yamazaki Baking Co. Ltd.	112,700	2,519,189
		287,685,289
Luxembourg — 0.1%
ArcelorMittal SA	16,233	841,868
Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	131,521	1,456,322
Netherlands — 5.6%
Argenx SE*	6,075	4,408,865
ASM International NV	4,041	3,062,887
ASML Holding NV	29,750	39,560,260
ASR Nederland NV	68,817	4,737,834
BE Semiconductor Industries NV	1,700	364,130
Heineken Holding NV	17,625	1,254,305
ING Groep NV	555,689	14,423,842
Koninklijke Ahold Delhaize NV	167,006	7,777,335
Koninklijke BAM Groep NV	66,994	678,481
Koninklijke KPN NV	866,107	4,827,357
Nebius Group NV*	9,579	993,917
NN Group NV	63,210	4,936,443
SBM Offshore NV	7,597	302,952
Wolters Kluwer NV	12,046	899,695
		88,228,303
	Shares	Value
Common Stocks (continued)
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	104,377	$2,263,257
Nigeria — 0.2%
Airtel Africa PLC, 144A	557,768	2,572,059
Norway — 0.1%
Aker BP ASA	18,732	692,502
Equinor ASA	21,906	933,292
		1,625,794
Peru — 0.2%
Credicorp Ltd.	7,454	2,528,248
Portugal — 0.1%
Galp Energia SGPS SA	14,850	356,067
Jeronimo Martins SGPS SA	70,135	1,677,023
Sonae SGPS SA	152,427	338,549
		2,371,639
Singapore — 1.6%
DBS Group Holdings Ltd.	190,984	8,498,813
Oversea-Chinese Banking Corp. Ltd.	232,400	3,980,492
Sea Ltd., ADR*	17,901	1,482,382
Singapore Exchange Ltd.	236,000	3,600,212
Singapore Technologies Engineering Ltd.	466,100	3,955,900
STMicroelectronics NV	96,195	3,273,382
		24,791,181
South Africa — 0.1%
Anglo American PLC	31,960	1,372,222
AVI Ltd.	88,006	540,115
Valterra Platinum Ltd.	3,157	259,393
		2,171,730
South Korea — 1.1%
DB Insurance Co. Ltd.	6,327	709,662
Doosan Bobcat, Inc.	23,851	931,686
KB Financial Group, Inc.	15,790	1,550,112
Samsung Electronics Co. Ltd.	53,572	6,265,856
Samsung Fire & Marine Insurance Co. Ltd.	1,571	470,564
SK hynix, Inc.	11,278	6,398,744
SK Square Co. Ltd.*	3,653	1,202,759
		17,529,383
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	22,908	2,793,753
Amadeus IT Group SA	8,247	471,570
Banco Bilbao Vizcaya Argentaria SA	348,619	7,530,020
Banco de Sabadell SA	279,793	1,002,301
Banco Santander SA	1,021,176	11,448,117
CaixaBank SA	941,268	11,283,600
Iberdrola SA	179,690	4,113,853
Indra Sistemas SA	4,950	276,658
Industria de Diseno Textil SA	138,964	8,088,926
Naturgy Energy Group SA	66,129	1,985,219
Repsol SA	47,124	1,326,469

A4

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
Solaria Energia y Medio Ambiente SA*	33,750	$935,352
		51,255,838
Sweden — 2.2%
Atlas Copco AB (Class A Stock)	287,321	5,070,304
Atlas Copco AB (Class B Stock)	53,543	836,998
Boliden AB*	44,546	2,335,184
Epiroc AB (Class B Stock)	11,020	236,066
Industrivarden AB (Class A Stock)	3,575	178,057
Industrivarden AB (Class C Stock)	6,425	318,479
Saab AB (Class B Stock)(a)	70,980	4,645,624
Sandvik AB	157,448	6,052,593
Swedbank AB (Class A Stock)(a)	92,100	3,139,093
Swedish Orphan Biovitrum AB*	10,250	429,582
Tele2 AB (Class B Stock)	12,319	254,972
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	501,559	5,717,891
Telia Co. AB	69,070	353,865
Volvo AB (Class B Stock)(a)	177,181	5,825,590
		35,394,298
Switzerland — 2.9%
ABB Ltd.	139,623	11,352,462
Accelleron Industries AG	6,597	596,278
Cie Financiere Richemont SA (Class A Stock)	55,819	9,855,745
Galderma Group AG	25,498	5,011,219
Logitech International SA	22,046	2,047,292
Lonza Group AG	2,212	1,419,039
Partners Group Holding AG	2,546	2,744,183
Sandoz Group AG	26,447	2,072,146
Schindler Holding AG	656	206,609
UBS Group AG	236,499	9,221,899
Zurich Insurance Group AG	1,139	805,066
		45,331,938
Taiwan — 1.5%
Accton Technology Corp.	10,000	493,372
Elite Material Co. Ltd.	14,409	1,229,757
Hon Hai Precision Industry Co. Ltd.	152,000	929,141
MediaTek, Inc.	30,000	1,438,955
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,199	19,668,352
		23,759,577
Thailand — 0.1%
Kasikornbank PCL	140,700	820,890
United Arab Emirates — 0.1%
Emaar Properties PJSC	277,012	906,505
Emirates NBD Bank PJSC	78,150	588,775
		1,495,280
United Kingdom — 11.2%
3i Group PLC	62,880	2,049,323
Admiral Group PLC	5,472	228,871
AstraZeneca PLC	92,971	18,179,549
BAE Systems PLC	168,738	4,947,146
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Barclays PLC	2,974,529	$15,567,150
British American Tobacco PLC	183,112	10,631,268
Burberry Group PLC*	30,804	450,727
CK Hutchison Holdings Ltd.	280,000	2,149,287
Compass Group PLC	233,991	6,528,566
Currys PLC	199,816	330,899
Diploma PLC	3,975	317,372
Future PLC	40,512	159,149
Halma PLC	75,693	3,862,672
HSBC Holdings PLC	1,251,785	20,557,556
IG Group Holdings PLC	43,359	825,663
Imperial Brands PLC	189,085	7,666,984
International Consolidated Airlines Group SA	666,586	3,163,826
JD Sports Fashion PLC	570,690	541,276
Kingfisher PLC	896,811	3,409,978
Lloyds Banking Group PLC	2,553,742	3,165,197
London Stock Exchange Group PLC	41,777	4,933,353
National Grid PLC	147,180	2,484,412
NatWest Group PLC	1,639,523	12,145,499
Next PLC	27,526	4,650,487
Nomad Foods Ltd.	38,266	367,736
Reckitt Benckiser Group PLC	18,919	1,272,120
RELX PLC	69,015	2,298,439
Rolls-Royce Holdings PLC	688,434	10,458,982
Safestore Holdings PLC, REIT	57,835	485,712
Segro PLC, REIT	251,354	2,154,748
Smith & Nephew PLC	87,864	1,392,118
SSE PLC	69,912	2,416,760
Standard Chartered PLC	325,048	6,773,952
TechnipFMC PLC	14,314	989,527
Tesco PLC	1,157,173	7,272,868
Unilever PLC (XLON)	6,303	346,031
Unilever PLC (XAMS)	75,888	4,284,607
Vodafone Group PLC	5,017,093	7,567,543
		177,027,353
United States — 7.6%
Aegon Ltd.	302,867	2,214,935
AP Moller - Maersk A/S (Class A Stock)	88	215,471
AP Moller - Maersk A/S (Class B Stock)(a)	224	559,525
BP PLC	24,097	188,602
CRH PLC	48,460	5,069,910
Ferguson Enterprises, Inc.	11,568	2,693,586
GSK PLC	158,761	4,373,148
InterContinental Hotels Group PLC	16,119	2,125,691
Nestle SA	96,808	9,495,999
Novartis AG	129,962	19,948,444
Roche Holding AG	51,014	20,359,220
Sanofi SA	151,029	14,584,845
Schneider Electric SE	4,830	1,315,603
Shell PLC	607,124	28,118,973
Signify NV, 144A	37,721	803,427
Spotify Technology SA*	3,486	1,690,396
Stellantis NV	119,653	864,802
Sunbelt Rentals Holdings, Inc.	22,806	1,454,826

A5

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Tenaris SA	123,978	$3,624,164
		119,701,567

Total Common Stocks (cost $1,193,236,801)		1,457,902,033
Preferred Stocks — 0.5%
Germany — 0.4%
Bayerische Motoren Werke AG (PRFC)	1,602	147,467
Henkel AG & Co. KGaA (PRFC)	34,686	2,679,465
Porsche Automobil Holding SE (PRFC)	7,375	270,052
Sartorius AG (PRFC)(a)	9,205	2,303,245
Volkswagen AG (PRFC)	14,625	1,496,028
		6,896,257
South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	7,430	599,776

Total Preferred Stocks (cost $7,718,970)		7,496,033
Unaffiliated Exchange-Traded Funds — 5.9%
United States
iShares Core MSCI EAFE ETF	511,429	46,299,667
iShares MSCI EAFE ETF	167,086	16,229,063
iShares MSCI EAFE Growth ETF	114,545	12,756,877
iShares MSCI EAFE Value ETF	236,448	17,579,909

Total Unaffiliated Exchange-Traded Funds (cost $75,095,239)		92,865,516

Total Long-Term Investments (cost $1,276,051,010)		1,558,263,582
Short-Term Investments — 2.3%
Affiliated Mutual Funds — 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	8,823,161	8,823,161
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $27,156,534; includes $27,090,468 of cash collateral for securities on loan)(b)(wb)	27,177,261	27,158,237

Total Affiliated Mutual Funds (cost $35,979,695)		35,981,398

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.0%
U.S. Treasury Bills
3.582%	07/16/26(h)	690	682,723
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
3.608%	06/16/26(k)	430	$426,729

Total U.S. Treasury Obligations (cost $1,109,596)			1,109,452

Total Short-Term Investments (cost $37,089,291)			37,090,850

TOTAL INVESTMENTS—100.9% (cost $1,313,140,301)			1,595,354,432

Liabilities in excess of other assets(z) — (0.9)%			(14,810,463)

Net Assets — 100.0%			$1,580,543,969

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CITI	Citibank, N.A.
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
TASE	Tel Aviv Stock Exchange
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

A6

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,480,533; cash collateral of $27,090,468 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
64	Mini MSCI EAFE Index	Jun. 2026	$9,283,520	$(143,802)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	1,792	$1,197,390	$1,236,222	$38,832	$—
Expiring 04/15/26	MSI	AUD	1,881	1,263,899	1,297,408	33,509	—
Expiring 04/15/26	MSI	AUD	577	405,815	398,163	—	(7,652)
Expiring 04/15/26	MSI	AUD	494	347,977	340,563	—	(7,414)
Expiring 04/15/26	MSI	AUD	488	341,551	336,906	—	(4,645)
British Pound,
Expiring 06/17/26	GSI	GBP	2,438	3,244,354	3,225,776	—	(18,578)
Expiring 06/17/26	MSI	GBP	1,284	1,714,546	1,698,571	—	(15,975)
Expiring 06/17/26	MSI	GBP	292	390,354	386,664	—	(3,690)
Expiring 06/17/26	MSI	GBP	245	329,234	323,676	—	(5,558)
Expiring 06/17/26	MSI	GBP	219	290,186	289,138	—	(1,048)
Expiring 06/17/26	MSI	GBP	43	57,778	57,166	—	(612)
Expiring 06/17/26	WBC	GBP	2,306	3,052,077	3,050,970	—	(1,107)
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	125	90,424	89,988	—	(436)
Expiring 04/15/26	MSI	CAD	203	147,770	145,737	—	(2,033)
Expiring 04/15/26	MSI	CAD	193	141,497	138,975	—	(2,522)
Expiring 04/15/26	MSI	CAD	117	86,592	83,802	—	(2,790)
Chinese Renminbi,
Expiring 05/13/26	CITI	CNH	5,175	750,662	753,695	3,033	—
Danish Krone,
Expiring 06/17/26	CITI	DKK	6,054	932,321	940,527	8,206	—
Expiring 06/17/26	GSI	DKK	326	50,163	50,612	449	—
Euro,
Expiring 06/17/26	MSI	EUR	7,068	8,169,937	8,198,636	28,699	—
Expiring 06/17/26	MSI	EUR	1,924	2,223,423	2,232,006	8,583	—
Expiring 06/17/26	MSI	EUR	905	1,048,148	1,050,233	2,085	—
Expiring 06/17/26	MSI	EUR	119	138,138	138,036	—	(102)
Expiring 06/17/26	MSI	EUR	26	30,099	30,159	60	—
Hong Kong Dollar,
Expiring 05/13/26	CITI	HKD	35,720	4,583,635	4,566,517	—	(17,118)
Expiring 05/13/26	GSI	HKD	5,594	717,955	715,165	—	(2,790)
Israeli Shekel,
Expiring 04/15/26	CITI	ILS	2,474	799,497	787,393	—	(12,104)
A7

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 04/15/26	MSI	ILS	8,981	$2,862,456	$2,858,502	$—	$(3,954)
Japanese Yen,
Expiring 05/13/26	CITI	JPY	154,118	989,955	974,870	—	(15,085)
Expiring 05/13/26	GSI	JPY	323,503	2,078,446	2,046,310	—	(32,136)
Expiring 05/13/26	MSI	JPY	1,675,602	10,765,316	10,598,981	—	(166,335)
Expiring 05/13/26	MSI	JPY	191,995	1,215,837	1,214,458	—	(1,379)
Expiring 05/13/26	MSI	JPY	131,531	841,043	831,993	—	(9,050)
New Zealand Dollar,
Expiring 04/15/26	WBC	NZD	913	524,955	524,638	—	(317)
Norwegian Krone,
Expiring 06/17/26	MSI	NOK	19,470	2,012,517	2,009,392	—	(3,125)
Singapore Dollar,
Expiring 05/13/26	GSI	SGD	1,305	1,032,824	1,017,963	—	(14,861)
Expiring 05/13/26	MSI	SGD	4,822	3,817,512	3,762,180	—	(55,332)
South Korean Won,
Expiring 05/13/26	MSI	KRW	2,028,868	1,391,576	1,350,286	—	(41,290)
Swedish Krona,
Expiring 06/17/26	CITI	SEK	6,329	675,127	671,154	—	(3,973)
Expiring 06/17/26	GSI	SEK	18,370	1,959,634	1,948,123	—	(11,511)
Expiring 06/17/26	MSI	SEK	62,359	6,706,216	6,613,130	—	(93,086)
Swiss Franc,
Expiring 06/17/26	GSI	CHF	2,062	2,636,971	2,600,724	—	(36,247)
Expiring 06/17/26	MSI	CHF	13,850	17,763,106	17,469,332	—	(293,774)
Expiring 06/17/26	MSI	CHF	106	135,469	133,952	—	(1,517)
				$89,954,382	$89,188,692	123,456	(889,146)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	GSI	AUD	1,031	$688,590	$710,995	$—	$(22,405)
Expiring 04/15/26	WBC	AUD	2,490	1,663,552	1,717,577	—	(54,025)
British Pound,
Expiring 06/17/26	CITI	GBP	2,011	2,662,600	2,661,659	941	—
Expiring 06/17/26	GSI	GBP	5,567	7,369,602	7,367,135	2,467	—
Expiring 06/17/26	MSI	GBP	13,275	17,689,232	17,567,162	122,070	—
Canadian Dollar,
Expiring 04/15/26	GSI	CAD	1,162	852,374	836,152	16,222	—
Expiring 04/15/26	GSI	CAD	1,155	834,487	830,470	4,017	—
Expiring 04/15/26	GSI	CAD	953	694,915	685,164	9,751	—
Expiring 04/15/26	MSI	CAD	5,153	3,728,719	3,706,649	22,070	—
Expiring 04/15/26	WBC	CAD	1,084	794,174	780,044	14,130	—
Chinese Renminbi,
Expiring 05/13/26	GSI	CNH	4,598	667,082	669,685	—	(2,603)
Czech Koruna,
Expiring 06/17/26	MSI	CZK	32	1,490	1,490	—	—
Danish Krone,
Expiring 06/17/26	MSI	DKK	13,875	2,148,138	2,155,457	—	(7,319)
Expiring 06/17/26	MSI	DKK	6,617	1,025,799	1,027,908	—	(2,109)
Expiring 06/17/26	MSI	DKK	6,374	986,902	990,098	—	(3,196)
Expiring 06/17/26	MSI	DKK	4,426	686,437	687,546	—	(1,109)
Euro,
Expiring 06/17/26	CITI	EUR	1,174	1,349,932	1,362,264	—	(12,332)
A8

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/17/26	GSI	EUR	1,112	$1,278,073	$1,289,765	$—	$(11,692)
Expiring 06/17/26	GSI	EUR	678	785,256	785,992	—	(736)
Expiring 06/17/26	MSI	EUR	2,392	2,768,964	2,775,101	—	(6,137)
Expiring 06/17/26	WBC	EUR	10,144	11,659,926	11,766,574	—	(106,648)
Japanese Yen,
Expiring 05/13/26	GSI	JPY	164,253	1,071,033	1,038,976	32,057	—
Expiring 05/13/26	MSI	JPY	212,546	1,355,431	1,344,453	10,978	—
Expiring 05/13/26	WBC	JPY	358,649	2,304,175	2,268,628	35,547	—
Expiring 05/13/26	WBC	JPY	198,700	1,254,005	1,256,870	—	(2,865)
South Korean Won,
Expiring 05/13/26	GSI	KRW	2,031,817	1,393,469	1,352,249	41,220	—
Swedish Krona,
Expiring 06/17/26	MSI	SEK	8,801	941,421	933,307	8,114	—
Swiss Franc,
Expiring 06/17/26	CITI	CHF	881	1,127,101	1,111,730	15,371	—
Expiring 06/17/26	MSI	CHF	851	1,084,709	1,073,386	11,323	—
Expiring 06/17/26	WBC	CHF	892	1,140,310	1,124,722	15,588	—
				$72,007,898	$71,879,208	361,866	(233,176)
						$485,322	$(1,122,322)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9